OAK ASSOCIATES FUNDS

                          White Oak Select Growth Fund
                            Rock Oak Core Growth Fund
                          Pin Oak Aggressive Stock Fund
                            River Oak Discovery Fund
                         Red Oak Technology Select Fund
                       Black Oak Emerging Technology Fund
                          Live Oak Health Sciences Fund

                    Supplement dated September 5, 2006 to the
          Prospectus dated March 1, 2006, as supplemented April 7, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT REPLACES INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

--------------------------------------------------------------------------------

The information provided in the section entitled "Portfolio Managers" beginning on page 25 of the Prospectus is hereby deleted and replaced with the following:

PORTFOLIO MANAGERS

James D. Oelschlager has served as President of the Adviser and its predecessor since 1985. He serves as a co-manager of the White Oak Select Growth Fund and the Pin Oak Aggressive Stock Fund and has managed each Fund since its inception. In addition, Mr. Oelschlager has served as a co-manager for the Rock Oak Core Growth Fund, Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund since each Fund's inception. Prior to founding Oak Associates, ltd., Mr. Oelschlager served as Director of Pension Investments/Assistant Treasurer for the Firestone Tire & Rubber Company. He has more than 37 years of investment experience.

Edward E. Yardeni, PhD, has served as Chief Investment Strategist of the Adviser since September 2004. He has served as a co-manager of the Rock Oak Core Growth Fund since its inception. Prior to joining the Adviser, Dr. Yardeni served as Chief Investment Strategist and Managing Director of Prudential Equity Group, LLC from April 2002 to September 2004. From March 1991 to April 2002, Dr. Yardeni served as Chief Investment Strategist for Deutsche Bank. He has more than 26 years of investment experience.

Donna L. Barton has served as a Securities Trader for the Adviser and its predecessor since 1985. She has served as a co-manager for the White Oak Select Growth Fund and the Pin Oak Aggressive Stock Fund since May 2005. She has more than 27 years of investment experience.

Mark W. Oelschlager, CFA, has served as an Equity Research Analyst for the Adviser since 2000 and has served as the manager of the Live Oak Health Sciences Fund since August 2006, after serving as a co-manager of the Fund since its inception. In addition, Mr. Oelschlager has served as a co-manager of the Pin Oak Aggressive Stock Fund since May 2005 and the Red Oak Technology Select Fund since April 2006. Prior to joining the Adviser, Mr. Oelschlager worked as an Equity Securities Analyst for the State Teachers Retirement System of Ohio from 1996 to 2000. He has more than 12 years of investment experience.

Robert D. Stimpson, CFA, has served as an Equity Research Analyst for the Adviser since 2001 and has served as the manager of the River Oak Discovery Fund since August 2006, after serving as a co-manager of the Fund since its inception. In addition, Mr. Stimpson has served as a co-manager of the Rock Oak Core Growth Fund since its inception, the White Oak Select Growth Fund since May 2005 and the Black Oak Emerging Technology Fund since April 2006. Prior to joining the Adviser, Mr. Stimpson served as an Equity Market Analyst for I.D.E.A., ltd. from 1997 to 1999. From 1999 to 2001 Mr. Stimpson attended Emory University in Atlanta, Georgia and earned his M.B.A. He has more than 10 years of investment experience.

The Funds' Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.




                                                                OAK-F-012-04000

                              OAK ASSOCIATES FUNDS

                          White Oak Select Growth Fund
                            Rock Oak Core Growth Fund
                          Pin Oak Aggressive Stock Fund
                            River Oak Discovery Fund
                         Red Oak Technology Select Fund
                       Black Oak Emerging Technology Fund
                          Live Oak Health Sciences Fund

SUPPLEMENT   DATED  SEPTEMBER  5,  2006  TO  THE  STATEMENT  OF  ADDITIONAL
INFORMATION (THE "SAI") DATED MARCH 1, 2006, AS SUPPLEMENTED APRIL 7, 2006

--------------------------------------------------------------------------------

This supplement provides new and additional information that replaces information contained in the SAI and should be read in conjunction with the SAI.

o The information provided under the heading "THE ADVISER" in the section entitled "INVESTMENT MANAGEMENT PERSONNEL OF THE ADVISER" beginning on page 19 of the SAI is hereby deleted and replaced with the following:

         INVESTMENT MANAGEMENT PERSONNEL OF THE ADVISER. Mr. James D. Oelschlager, President of the Adviser and its predecessor since 1985, serves as co-manager of the White Oak Fund and the Pin Oak Fund (and their predecessor funds) and has managed each Fund since its inception. In addition, Mr. Oelschlager has co-managed the Rock Oak Fund, Red Oak Fund and Black Oak Fund since each Fund's inception.

         Edward E. Yardeni, PhD, has served as Chief Investment Strategist of the Adviser since September 2004. He has co-managed the Rock Oak Fund since inception. Prior to joining the Adviser, Dr. Yardeni served as Chief Investment Strategist and Managing Director of Prudential Equity Group, LLC from April 2002 to September 2004. From March 1991 to April 2002 Dr. Yardeni served as Chief Investment Strategist for Deutsche Bank. Mr. Yardeni earned a BA from Cornell University and a BA and PhD from Yale University.

         Mark W. Oelschlager has served as an Equity Research Analyst at the Adviser since 2000 and has managed the Live Oak Fund since August 2006, after co-managing the Fund since its inception. In addition, Mr. Oelschlager has co-managed the Pin Oak Fund since May 2005 and the Red Oak Fund since April 2006. Prior to joining the Adviser, Mr. Oelschlager worked as an Equity Securities Analyst for the State Teachers Retirement System of Ohio from 1996 to 2000. Mr. Oelschlager earned a BA in Economics from Trinity College and an MBA in Finance from Ohio State's Fisher College of Business. In 1999, Mr. Oelschlager earned the designation of Chartered Financial Analyst.

         Donna L. Barton has served as a Securities Trader at the Adviser and its predecessor since 1985. She has served as a co-manager for the White Oak Fund and the Pin Oak Fund since May 2005.

         Robert D. Stimpson has served as an Equity Research Analyst for the Adviser since 2001 and has managed the River Oak Fund since August 2006, after co-managing the Fund since its inception. In addition, Mr. Stimpson has co-managed the Rock Oak Fund since its inception, the White Oak Fund since May 2005 and the Black Oak Fund since April 2006. Prior to joining the Adviser, Mr. Stimpson served as an Equity Market Analyst for I.D.E.A., ltd. from 1997 to 1999. Mr. Stimpson earned a BA in International Studies from Dickinson College and an MBA from Emory University. In 2003, Mr. Stimpson earned the designation of Chartered Financial Analyst.

o The information provided under the heading "The Portfolio Managers" in the sections entitled "Fund Shares Owned by Portfolio Managers" and "Other Accounts" beginning on page 21 of the SAI is hereby deleted and replaced with the following:

         Fund Shares Owned by Portfolio Managers. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds. Unless otherwise stated, this information is provided as of October 31, 2005. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

         -------------------------------------------- --------------------------------------------------------------
         Name                                                              Dollar Range of Fund Shares
         -------------------------------------------- --------------------------------------------------------------
         -------------------------------------------- --------------------------------------------------------------
         James D. Oelschlager                                            Over $1,000,000 (White Oak Fund)
                                                                         Over $1,000,000 (Rock Oak Fund)
                                                                          Over $1,000,000 (Pin Oak Fund)
                                                                          Over $1,000,000 (Red Oak Fund)
                                                                         Over $1,000,000 (Black Oak Fund)
         -------------------------------------------- --------------------------------------------------------------
         -------------------------------------------- --------------------------------------------------------------
         Edward E. Yardeni                                              $100,001-$500,000 (Rock Oak Fund)
         -------------------------------------------- --------------------------------------------------------------
         -------------------------------------------- --------------------------------------------------------------
                                                                         $100,001-$500,000 (Pin Oak Fund)
         Mark W. Oelschlager                                            $100,001-$500,000 (Red Oak Fund)*
                                                                        $100,001-$500,000 (Live Oak Fund)
         -------------------------------------------- --------------------------------------------------------------
         -------------------------------------------- --------------------------------------------------------------
         Donna L. Barton                                                 Over $1,000,000 (White Oak Fund)
                                                                          Over $1,000,000 (Pin Oak Fund)
         -------------------------------------------- --------------------------------------------------------------
         -------------------------------------------- --------------------------------------------------------------
         Robert D. Stimpson                                                   None (White Oak Fund)
                                                                         $10,001-$50,000 (Rock Oak Fund)
                                                                          $1 - $10,000 (River Oak Fund)
                                                                          $1 - $10,000 (Black Oak Fund)*
         -------------------------------------------- --------------------------------------------------------------
         -----------------------------------------------------------------------------------------------------------
         * Valuation date with respect to these Funds is March 31, 2006.

         Other Accounts. In addition to the Funds, certain portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of October 31, 2005.

         --------------------- ------------------------------ ------------------------ -----------------------------
                                        Registered                 Other Pooled
                 Name              Investment Companies         Investment Vehicles           Other Accounts
         --------------------- ------------------------------ ------------------------ -----------------------------
         --------------------- ------------- ---------------- ------------- ---------- ------------- ---------------
                                Number of                       Number of    Total      Number of
                                Accounts       Total Assets     Accounts    Assets      Accounts     Total Assets
         --------------------- ------------- ---------------- ------------- ---------- ------------- ---------------
         --------------------- ------------- ---------------- ------------- ---------- ------------- ---------------
         James D. Oelschlager       2          $97,853,000         0           $0          490         $2,525,200
         --------------------- ------------- ---------------- ------------- ---------- ------------- ---------------
         --------------------- ------------- ---------------- ------------- ---------- ------------- ---------------
         Edward E. Yardeni          0              $0              0           $0           0              $0
         --------------------- ------------- ---------------- ------------- ---------- ------------- ---------------
         --------------------- ------------- ---------------- ------------- ---------- ------------- ---------------
         Mark W. Oelschlager        1          $39,626,000         0           $0           0              $0
         --------------------- ------------- ---------------- ------------- ---------- ------------- ---------------
         --------------------- ------------- ---------------- ------------- ---------- ------------- ---------------
         Donna L. Barton            0              $0              0           $0           0              $0
         --------------------- ------------- ---------------- ------------- ---------- ------------- ---------------
         --------------------- ------------- ---------------- ------------- ---------- ------------- ---------------
         Robert D. Stimpson         0              $0              0           $0           0              $0
         --------------------- ------------- ---------------- ------------- ---------- ------------- ---------------




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.




                                                                OAK-F-012-05000